Note 17 - Tangible assets- Subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tangible Assets By Geography Line Items
Tangible Assets	€ 7,229	€ 7,191	€ 8,941
Issued in Euros [Member]
Tangible Assets By Geography Line Items
Tangible Assets	2,705	2,574	3,692
Total foreign [Member]
Tangible Assets By Geography Line Items
Tangible Assets	4,524	4,617	5,249
Total [Member]
Tangible Assets By Geography Line Items
Tangible Assets	€ 7,229	€ 7,191	€ 8,941